Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Profit or loss [abstract]
Revenue	€ 8,280	€ 5,918
Cost of sales	(5,288)	(3,840)
Gross profit	2,992	2,078
Selling and distribution expenses	(1,410)	(1,033)
Administrative expenses	(615)	(525)
Operating profit	967	520
Finance income	30	14
Finance costs	(93)	(78)
Total finance costs, net	(63)	(64)
Non-operating items	(6)	(1)
Profit before taxes	898	455
Taxes	(223)	(209)
Profit after taxes	675	246
Profit attributable to shareholders	667	244
Profit attributable to non-controlling interests	€ 8	€ 2
Basic earnings per share (in EUR per share)	€ 1.46	€ 0.54
Diluted earnings per share (in EUR per share)	€ 1.46	€ 0.53